Summary of RSU and PSU Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	669,171
Granted	259,110
Shares vested	(7,990)	0
Forfeited	(18,518)
Outstanding at ending of period	901,773	669,171
Weighted Average Fair Value
Outstanding at beginning of period	$ 39.78
Granted	68.82
Shares vested	32.38
Forfeited	46.82
Outstanding at end of period	$ 72.55	$ 39.78
Weighted Average Remaining Contractual Life
Outstanding at end of period	2 years 5 months 27 days	1 year 9 months 7 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	1,038,996
Granted	389,542
Shares vested	(268,870)
Forfeited	(92,055)
Outstanding at ending of period	1,067,613	1,038,996
Weighted Average Fair Value
Outstanding at beginning of period	$ 35.19
Granted	67.02
Shares vested	26.06
Forfeited	44.43
Outstanding at end of period	$ 48.30	$ 35.19
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 5 months 23 days	1 year 8 months 1 day